Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,152,305)	$ (1,163,543)	$ (10,134,642)	$ (6,860,443)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Amortization of debt discount	31,250	31,250	1,547,181	52,083
Depreciation and amortization expense	21,832		43,663
Bad debt expense			540,000
Fair value of common stock issued pursuant to service and advisory agreements	160,417		1,011,075	7,500
Payable extinguishment for services not provided			318,970
Provision for inventory loss				400,787
Stock-based compensation expense	140,815	250,817	2,653,271	1,440,284
Deferred income tax expense			(14,926)	10,235
Change in operating assets and liabilities:
Accounts receivable				(540,000)
Prepaid expenses	684,205	30,238	(696,908)	40,080
Inventory, net				(60,787)
Accounts payable and accrued expenses	(517,514)	190,848	(366,587)	1,493,385
Taxes payable				771
Net cash used in operating activities from continuing operations	(1,631,300)	(660,390)	(5,098,903)	(4,016,105)
Net cash provided by / (used in) operating activities from disc ops		194,167	(501,609)	266,484
Net cash used in operating activities	(1,631,300)	(466,223)	(5,600,512)	(3,749,621)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash Payment for CryoCann asset purchase			(1,000,000)
Payoff of CryoCann loan agreement at closing			(1,247,684)
Issuance of loans receivable	(618,831)
Purchase of property and equipment	(8,641)		(225,000)
Net cash used in investing activities from continuing operations	(627,472)		(2,472,684)
Net cash used in investing activities from discontinued operations		(174,003)	(330,560)	(693,255)
Net cash used in investing activities	(627,472)	(174,003)	(2,803,244)	(693,255)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable, related parties			237,590
Repayment of notes payable, related parties			(237,590)
Proceeds from issuance of common stock		110,000	10,308,000	537,850
Proceeds from common stock subscribed and to be issued	80,208			98,535
Proceeds from loans payable, net of repayment		136,778
Proceeds from loans payable, current			286,441
Repayment of loans payable, current			(698,800)	412,560
Proceeds from notes payable		725,000	4,900,000	250,000
Repayment of seller note for acquisition			(1,173,016)
Related party note disbursement			(281,771)
Net cash provided by financing activities from continuing operations	80,208	971,778	13,340,854	1,298,945
Net cash provided by financing activities from discontinued operations			505,902
Net cash provided by financing activities	80,208	971,778	13,846,756	1,298,945
Net increase / (decrease) in cash from continuing operations	(2,178,564)	311,388	5,769,267	(2,727,395)
Net increase / (decrease) in cash from discontinued operations		20,164	(326,267)	(426,771)
Cash at beginning of period	5,772,839	329,839	329,839	3,473,770
Cash at end of period	3,594,275	661,391	5,772,839	329,839
Supplemental disclosure of cash flow information:
Cash paid for interest		125,065	449,068	162,810
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued pursuant to separation agreement				150,000
Common stock issued pursuant to vesting of restricted stock units	$ 848,500	$ 146,602	2,851,103	163,040
Loan receivable issued pursuant to disposal of discontinued operations			$ 3,600,000